Lease (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of Future Rental Income
Year ending March 31, 2024	$584
Year ending March 31, 2025	190
Total minimum future rental income	$774

Schedule of Operating Lease Income
	March 31,
	2022	2023

Operating lease income	$2,418	$1,450
Other information:
Operating cash flows from operating leases as lessor	$2,539	$1,698

Schedule of Operating Lease Cost
	Year ended March 31,
	2021	2022	2023

Operating lease costs	$71	$111	$76
Total leases costs	$71	$111	$76

Schedule of Supplemental Cash Flow Information Lease
	Year ended March 31,
	2021	2022	2023

Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$71	$111	$76